Discontinued operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011
Discontinued operations (Textual) [Abstract]
Costs related to closure		$ 41.0	$ 41.0
Estimated total future closure costs	1.6		1.7
Future completion period, closure	2014		2014
Cost of Sales [Member]
Discontinued operations (Textual) [Abstract]
Costs related to closure		20.8	20.8
Depreciation and Amortization [Member]
Discontinued operations (Textual) [Abstract]
Costs related to closure		$ 20.2	$ 20.2